Vessel Revenues	6 Months Ended
Jun. 30, 2025
Vessel Revenues [Abstract]
Vessel Revenues
14.	Vessel Revenues:

The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of six-month periods ended June 30, 2024, and June 30, 2025, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Time charter revenues	6,516,885	7,528,174
Voyage charter revenues	1,310,662	—
Pool revenues	4,019,697	2,068,779
Total Vessel Revenues	$11,847,244	$9,596,953

The Company generates its revenues from time charters and pool arrangements for the six-month period ended June 30, 2025.

The Company typically enters into time charters ranging from one month to twelve months, and, in isolated cases, for longer terms, depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner’s protective restrictions set forth in the agreed charterparty’s terms. Time charter agreements may have extension options that range over certain time periods, which are usually periods of months. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carry only lawful and non-hazardous cargo.

Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of transporting cargo from a loading port to a discharge port. Depending on charterparty terms, freight can be fully prepaid, or be paid upon reaching the discharging destination upon delivery of the cargo, at the discharging destination but before discharging, or during a ship’s voyage.

Prior to the Robin Spin-Off, the Company employed its Handysize vessel in a pool. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. The Company typically enters into pool arrangements for a minimum period of six months, subject to certain rights of suspension and/or early termination.

As of December 31, 2024, and June 30, 2025,  there were no ‘Trade accounts receivable, net’, related to voyage charters, respectively.

As of December 31, 2024, and June 30, 2025, there were no deferred assets and no deferred liabilities related to voyage charters, respectively.